Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Adasina Social Justice All Cap Global ETF [Member]
Shareholder Report [Line Items]
Fund Name	Adasina Social Justice All Cap Global ETF
Class Name	Adasina Social Justice All Cap Global ETF
Trading Symbol	JSTC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Adasina Social Justice All Cap Global ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.adasinaetf.com. You can also request this information by contacting us at 833-743-0080 or by writing to the Adasina Social Justice All Cap Global ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	833-743-0080
Additional Information Website	www.adasinaetf.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adasina Social Justice All Cap Global ETF	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 10.36% for the ﬁscal year ended August 31, 2025 as compared to 16.11% for the Dow Jones Global Index TR (“Reference Index”). The Reference Index is a broad market index that does not apply ESG or social justice screening criteria. The Reference Index returns may reflect characteristics of the broader public equities market.) and 11.82% for the Adasina Social Justice Total Return Index (“JUSTICE”, the Fund’s benchmark). The Fund is an actively-managed ETF that invests substantially all of its assets in a portfolio of global equities. Security selection and asset allocation negatively aﬀected the Fund’s performance versus the Reference Index. During the reporting period, global equities were significantly influenced by optimism around artificial intelligence ("AI")-driven productivity gains, strong corporate earnings growth, and interest rate cut expectations driven by softening labor markets.

What factors influenced performance?

Strong corporate earnings: Continued strong earnings growth among large multinational companies benefited some of our holdings.

Moderating inflation: Inflation, while still above its target rate, has been softer than anticipated despite tariff implementation. This relatively contained inflation environment, combined with a softer labor market, provided the U.S. Federal Reserve with room to cut interest rates in support of economic growth.

Artificial Intelligence Optimism: AI and semiconductor companies benefited from a positive outlook for implementation, highlighted by large capital expenditures.

Security Selection: A signiﬁcant factor in performance was the absence of the so-called "Magniﬁcent 7" stocks (i.e., Apple, Microsoft, Alphabet, Amazon, Meta, and Tesla) from The Fund's portfolio (not including NVIDIA, a current holding). The majority of this group of stocks violated our Excessive Executive Compensation, and Forced & Child Labor screens in addition to numerous other violations of the Adasina Social Justice Investment Criteria. Their absence impacted returns negatively when these stocks surged, contributing to portfolio underperformance relative to unscreened broad global equities portfolios. However, it also provided some downside mitigation during periods when these stocks suﬀered signiﬁcant declines. While the Magnificent 7 delivered strong returns in cap-weighted indices, their dominance also increased concentration risk in the equities market. Adhering to our Social Justice Investment Criteria produced a more diversiﬁed approach, which helped mitigate this concentration risk and allowed us to identify a broader range of sectors and companies to deliver value.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended August 31, 2025	1 Year	Since Inception (12/8/2020)
Adasina Social Justice All Cap Global ETF	10.36%	7.48%
Adasina Social Justice Index	11.82%	9.04%
Dow Jones Global Index Total Return	16.11%	10.64%

Performance Inception Date	Dec. 08, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Net Assets	$ 252,077
Holdings Count | Holdings	658
Advisory Fees Paid, Amount	$ 1,964,046
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Size (Thousands)	$252,077
Number of Holdings	658
Total Advisory Fee	$1,964,046
Portfolio Turnover Rate	81%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2025) Sector Breakdown (% of total net assets) Geographic Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
NVIDIA Corp	2.7
Visa Inc	1.8
Lam Research Corp	1.8
Mastercard Inc	1.6
NXP Semiconductors NV	1.5
AT&T Inc	1.4
Netflix Inc	1.2
Merck & Co Inc	1.2
Automatic Data Processing Inc	1.1
Nasdaq Inc	1.1